UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7734

Hallmark Equity Series Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY 10001-3701			10001-3701
(Address of principal executive offices)			(Zip code)

Edmund P. Bergan Jr., Esq. 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	September 30, 2006

Item 1.        Semi-Annual Reports to Shareholders

1250 Broadway, New York, NY 10001-3701

888-823-2867

General Information and Balance Information

888-823-2867 ■ www.hallmarkfunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor—Resrv Partners, Inc.

HEST/SEMI-ANNUAL 09/06

SEMI-ANNUAL REPORT (Unaudited)

HALLMARK EQUITY SERIES TRUST
Hallmark Capital Appreciation Fund
Hallmark Informed Investors Growth Fund
Hallmark International Equity Fund
Hallmark International Small-Cap Fund
Hallmark Large-Cap Growth Fund
Hallmark Mid-Cap Growth Fund
Hallmark Small-Cap Growth Fund
Hallmark Strategic Growth Fund

SEPTEMBER 30, 2006

HALLMARK EQUITY SERIES TRUST—HALLMARK CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited)

Shares	COMMON STOCKS—99.2%	Value (Note 1)
	CONSUMER DISCRETIONARY—8.8%
700	Best Buy Company, Inc.	$37,492
800	Coach, Inc.*	27,520
1,420	eBay, Inc.*	40,271
1,600	Lowe's Cos. Inc.	44,896
1,090	Target Corp.	60,223
		210,402
	CONSUMER STAPLES—6.9%
800	Cadbury Schweppes - Spons ADR	34,216
750	PepsiCo Inc.	48,945
1,335	Procter & Gamble Co.	82,743
		165,904
	DIVERSIFIED MANUFACTURING—1.7%
550	3M Company	40,931
	ENERGY—13.2%
1,020	Apache Corp.	64,464
770	Baker Hughes Inc.	52,514
2,150	BJ Services Co.	64,779
2,000	Exxon Mobil Corp.	134,200
		315,957
	FINANCIALS—25.4%
1,120	ACE Ltd.	61,298
1,090	American Express Co.	61,127
2,000	American International Group, Inc.	132,520
1,895	Bank of America Corp.	101,515
500	CIT Group, Inc.	24,315
2,125	Citigroup, Inc.	105,549
450	Goldman Sachs Group (The), Inc.	76,127
1,310	Wells Fargo & Company	47,396
		609,847
	HEALTHCARE—13.6%
475	Amgen Inc.*	33,977
500	Genentech, Inc.*	41,350
500	Gilead Sciences, Inc.*	34,385
450	Johnson & Johnson	29,223
790	Medco Health Solutions Inc.*	47,487
1,100	Medtronic, Inc.	51,084
3,095	Pfizer, Inc.	87,774
		325,280
	INDUSTRIALS—10.0%
3,000	General Electric Co.	105,900
1,525	Tyco International Ltd.	42,685
1,450	United Technologies Corp.	91,857
		240,442

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	INFORMATION TECHNOLOGY—19.6%
4,525	Cisco Systems, Inc.*	$104,076
1,155	Cognizant Technology Solutions Corp. CL A*	85,481
2,125	Corning Inc.*	51,871
2,025	Intel Corp.	41,654
5,090	Microsoft Corp.	139,110
1,400	QUALCOMM Inc.	50,890
		473,082

Total Investments (Cost $2,218,600)	99.2%	2,381,845
Other Assets Less Liabilities	0.8	18,086
Net Assets	100.0%	$2,399,931

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR—American Depository Receipt.

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—CAPITAL APPRECIATION FUND

Statement of Assets and Liabilities

September 30, 2006 (Unaudited)

Assets:
Investments in securities, at value (cost $2,218,600)	$2,381,845
Cash	16,810
Dividends receivable	1,454
Total Assets	2,400,109
Liabilities:
Trustee fees payable	167
Chief Compliance Officer expenses payable	11
Total Liabilities	178
Net Assets (Notes 1 & 5):	$2,399,931
Composition of Net Assets:
Capital Shares (at a par value of $.001)	$323
Paid in surplus	8,720,211
Accumulated undistributed net investment income	2,029
Accumulated net realized loss on investments	(6,485,877)
Net unrealized appreciation on investments	163,245
Net Assets	$2,399,931
Net Asset Value Per Share
(offering and redemption price per share):
Class R ($2,044,413/238,262 shares)	$8.58
Class I ($355,518/85,181 shares)	$4.17

Statement of Operations

For the Period Ended September 30, 2006 (Unaudited)

Investment Income:
Dividends*	$18,811
Miscellaneous income	2
Total Investment Income	18,813
Expenses (Note 3):
Comprehensive management fee
Class R	12,512
Class I	1,790
Distribution (12b-1) fees - Class R	2,607
Miscellaneous fees	142
Total Expenses	17,051
Net Investment Income	1,762
Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized loss on investments	(2,948)
Net change in unrealized appreciation on investments	54,097
Net realized and unrealized gain on investments	51,149
Net Increase in Net Assets Resulting from Operations	$52,911

*  Dividends are net of foreign tax withholdings of $16.

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—CAPITAL APPRECIATION FUND

Statement of Changes in Net Assets
For the Period Ended September 30, 2006 and the Year Ended March 31, 2006 (Unaudited)

	September 30, 2006	March 31, 2006
Increase (Decrease) in Net Assets From:
Investment Operations:
Net investment Income (loss)	$1,762	$(4,280)
Net realized gain (loss) from investment transactions	(2,948)	319,728
Net change in unrealized appreciation (depreciation) on investments	54,097	(50,111)
Net increase in net assets resulting from operations	52,911	265,337
Distributions to Shareholders From:
Net realized gain on investments
Class R	—	(1,558)
Class I	—	(1,264)
Total distributions to shareholders	—	(2,822)
Capital Shares Transactions (Note 4):
Proceeds from sale of shares	30,283	107,838
Reinvestment of distributions	—	2,667
Cost of shares redeemed	(336,384)	(2,635,757)
Net decrease in net assets resulting from capital share transactions	(306,101)	(2,525,252)
Net decrease in net assets	(253,190)	(2,262,737)
Net Assets:
Beginning of period	2,653,121	4,915,858
End of period (Including undistributed net investment income of $2,029 and $267 respectively)	$2,399,931	$2,653,121

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK INFORMED INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited)

Shares	COMMON STOCKS—98.7%	Value (Note 1)
	COMMUNICATIONS SERVICES—4.4%
3,400	Liberty Global, Inc. - CL A*	$87,516
3,400	Liberty Global, Inc. - Series C*	85,204
		172,720
	COMPUTER PERIPHERAL EQUIPMENT—7.2%
2,675	Jabil Circuit, Inc.*	76,425
2,625	Logitech International ADR*	57,120
9,850	Symbol Technologies, Inc.	146,371
		279,916
	DRILLING, OIL, AND GAS WELLS—1.4%
1,100	GlobalSanteFe Corp.	54,989
	FIRE, MARINE & CASUALTY INSURANCE—2.3%
1,625	ACE Ltd.	88,936
	FOOD WHOLESALERS—0.8%
1,125	Performance Food Group Co.*	31,601
	GROCERIES—1.2%
1,075	Dean Foods Co.*	45,171
	HEALTHCARE-MEDICAL APPLIANCES—2.8%
2,050	Varian Medical Systems, Inc.*	109,450
	HEALTH SERVICES—1.7%
1,275	Coventry Health Care, Inc.*	65,688
	HOTELS AND MOTELS—1.9%
1,900	Marriott International, Inc. - CL A	73,416
	HOUSEHOLD AUDIO AND VIDEO EQUIPMENT—2.8%
1,300	Harman International Industries	108,472
	INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY AND CONTROL—2.7%
2,350	Roper Industries, Inc.	105,139
	INDUSTRIAL GAS—2.5%
1,450	Air Products & Chemicals, Inc.	96,237
	INTERNET INFRASTRUCTURE EQUIPMENT—2.8%
3,625	Avocent Corp.*	109,185
	INFORMATION TECHNOLOGY—0.7%
775	ChoicePoint Inc.*	27,745
	LABORATORY ANALYTICAL INSTRUMENTS—1.8%
1,775	Thermo Electron Corp.*	69,810
	LABORATORY APPARATUS AND FURNITURE—2.3%
1,125	Fisher Scientific International Inc.*	88,020
	LIFE INSURANCE—0.9%
725	Protective Life Corp.	33,168
	MACHINERY-PUMPS—0.4%
425	Graco Inc.	16,601

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK INFORMED INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	MOTOR VEHICLE PARTS AND ACCESSORIES—2.4%
1,800	ITT Industries, Inc.	$92,286
	MOTOR VEHICLES AND PASSENGER CAR BODIES—1.0%
750	Oshkosk Truck Corp.	37,853
	MULTIMEDIA—1.3%
2,175	Activision, Inc.*	32,843
375	Electronic Arts Inc.*	20,880
		53,723
	NATIONAL COMMERCIAL BANKS—6.0%
1,350	City National Corp.	90,532
800	Commerce Bancorp, Inc.	29,368
1,750	Marshall & Ilsley Corp.	84,315
1,100	TCF Financial Corp.	28,919
		233,134
	OIL & GAS SERVICES—3.7%
2,025	BJ Services Co.	61,013
550	Chesapeake Energy Corp.	15,939
1,700	Smith International, Inc.	65,960
		142,912
	ORTHOPEDIC, PROSTHETIC & SURGICAL SUPPLIES—2.5%
2,500	Respironics, Inc.*	96,525
	RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT—2.6%
1,825	Rockwell Collins, Inc.	100,083
	REFUSE SYSTEMS—4.8%
2,125	Republic Services, Inc.	85,446
1,475	Stericycle, Inc.*	102,940
		188,386
	RESTAURANTS—0.8%
1,125	Cheesecake Factory (The) Inc.*	30,589
	RETAIL-AUTO AND HOME SUPPLY STORES—2.7%
3,150	O'Reilly Automotive, Inc.*	104,611
	SCHOOLS—1.7%
1,350	Laureate Education, Inc.*	64,611
	SEA PASSENGER—0.5%
500	Royal Caribbean Cruises Ltd.	19,405
	SECURITY BROKERS & DEALERS—2.5%
3,425	Jefferies Group, Inc.	97,613
	SEMICONDUCTORS AND RELATED SERVICES—3.2%
2,275	Microchip Technology Inc.	73,756
2,075	National Semiconductor Corp.	48,824
		122,580

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK INFORMED INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	SERVICES-BUILDING MATERIAL WHOLESALE—1.3%
2,462	Beacon Roofing Supply, Inc.*	$49,830
	SERVICES-BUSINESS SERVICES—1.9%
85	Chicago Mercantile Exchange Holdings Inc.	40,651
700	Getty Images, Inc.*	34,776
		75,427
	SERVICES-COMPUTER PROGRAMMING SERVICES—2.7%
375	Cognizant Technology Solutions Corp. CL A*	27,754
1,600	MICROS Systems, Inc.*	78,272
		106,026
	SERVICES-EMPLOYMENT AGENCIES—0.7%
825	Robert Half International, Inc.	28,025
	SERVICES-FINANCIAL—1.5%
1,300	PrivateBancorp, Inc.	59,436
	SERVICES-HEALTH SERVICES—2.3%
1,525	Davita, Inc.*	88,252
	SERVICES-HOME HEALTH CARE SERVICES—1.0%
500	Express Scripts, Inc.*	37,745
	SPECIAL INDUSTRY MACHINERY—1.2%
600	Jacobs Engineering Group Inc.	44,838
	STATE COMMERCIAL BANKS—3.6%
1,625	Northern Trust Corp.	94,949
1,525	Synovus Financial Corp.	44,789
		139,738
	SURETY INSURANCE—1.9%
900	Ambac Financial Group, Inc.	74,475
	SURGICAL & MEDICAL INSTRUMENTS—1.6%
850	Bard ( C.R.), Inc.	63,750
	TELEVISION BROADCASTING STATIONS—1.7%
1,975	Univision Communications, Inc. - CL A*	67,822
	TECHNICAL & SYSTEMS SOFTWARE—1.0%
875	ANSYS, Inc.*	38,658

Total Investments Cost ($3,422,750)	98.7%	3,834,597
Other Assets Less Liabilities	1.3	51,533
Net Assets	100.0%	$3,886,130

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR—American Depository Receipt

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—INFORMED INVESTORS GROWTH FUND

Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments in securities, at value (cost $3,422,750)	$3,834,597
Cash	47,566
Receivable for securities sold	30,047
Dividends receivable	2,945
Total Assets	3,915,155
Liabilities:
Payable for securities purchased	28,789
Trustee fees payable	221
Chief Compliance Officer expenses payable	15
Total Liabilities	29,025
Total Net Assets (Notes 1 & 5)	$3,886,130
Composition of Net Assets:
Capital Shares (at a par value of $.001 per share)	$308
Paid in surplus	10,575,772
Undistributed net investment loss	(10,102)
Accumulated net realized loss on investments	(7,091,695)
Net unrealized appreciation on investments	411,847
Net Assets	$3,886,130
Net Asset Value Per Share
(offering and redemption price per share):
Class R ($3,038,021/233,512 shares)	$13.01
Class I ($848,109/74,611 shares)	$11.37

Statement of Operations

For the Period Ended September 30, 2006 (Unaudited)

Investment Income:
Dividends*	$13,426
Total Investment Income	13,426
Expenses (Note 3):
Comprehensive management fee
Class R	19,974
Class I	4,403
Distribution (12b-1) fees - Class R	3,841
Trustee fees	173
CCO Expense	15
Miscelleneous Expense	144
Total Expenses	28,550
Net Investment Loss	(15,124)
Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain on investments	45,018
Net change in unrealized depreciation on investments	(186,658)
Net realized and unrealized loss on investments	(141,640)
Net Decrease in Net Assets Resulting from Operations	$(156,764)

*  Dividends are net of foreign tax withholdings of $70.

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—INFORMED INVESTORS GROWTH FUND

Statement of Changes in Net Assets
For the Period Ended September 30, 2006 and the Year Ended March 31, 2006 (Unaudited)

	September 30, 2006	March 31, 2006
Increase (Decrease) in Net Assets From:
Investment Operations:
Net investment loss	$(15,124)	$(39,684)
Net realized gain on investments	45,018	508,490
Net change in unrealized appreciation (depreciation) on investments	(186,658)	370,179
Net increase (decrease) in net assets resulting from operations	(156,764)	838,985
Dividends to Shareholders From:
Net investment income
Class R	—	(7,995)
Class I	—	(2,699)
Total dividends to shareholders	—	(10,694)
Capital Share Transactions (Note 4):
Proceeds from sale of shares	73,177	131,791
Reinvestment of dividends	—	10,350
Cost of shares redeemed	(228,843)	(2,926,575)
Net decrease in net assets resulting from capital share transactions	(155,666)	(2,784,434)
Net decrease in net assets	(312,430)	(1,956,143)
Net Assets:
Beginning of period	4,198,560	6,154,703
End of period (Including undistributed net investment income (loss) of ($10,102) and $5,022, respectively).	$3,886,130	$4,198,560

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited)

Shares	COMMON STOCKS— 98.7%	Value (Note 1)
	AUSTRIA—1.8%
375	Erste Bank der Oesterreichischen Sparkassen AG	$23,347
	BRAZIL—2.8%
415	Gol - Linhas Aereas Inteligentes S.A. ADR	14,255
285	Unibanco - Uniao de Bancos Brasileiros S.A.	21,090
		35,345
	DENMARK—4.1%
695	Genmab A/S*	28,961
310	Novo Nordisk A/S - B	23,041
		52,002
	FINLAND—2.3%
1,480	Nokia Corp. Sponsored ADR	29,141
	FRANCE—8.5%
175	Groupe Danone	24,564
70	LVMH Moet Hennessy Louis Vuitton SA	7,212
445	Publicis Groupe	17,526
120	Vallourec SA	27,982
525	Veolia Environment	31,694
		108,978
	GERMANY—11.1%
640	Adidas-Salomon AG	30,075
1,400	comdirect bank AG	15,000
975	Commerzbank AG	33,009
135	Continental AG	15,682
195	Fresenius AG	25,329
470	SAP AG Sponsored ADR	23,270
		142,365
	HONG KONG—1.7%
2,000	Cheung Kong Holdings Ltd.	21,476
	INDIA—3.3%
585	Icici Bank Ltd.	17,965
510	Infosys Technologies Ltd. ADR	24,342
		42,307
	ISRAEL—3.2%
1,220	Teva Pharmaceutical Ind. Ltd. ADR	41,590
	ITALY—1.7%
1,010	Saipem S.p.A.	21,951
	JAPAN—18.0%
290	CANON INC. - Sponsored ADR	15,164
300	Hoya Corp.	11,303
400	IBIDEN CO., Ltd.	21,131
670	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	14,157
1,000	Mitsui Fudosan Company, Ltd.	22,731
200	NITTO DENKO Corp.	11,852

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	JAPAN (Continued)
1,500	Nomura Holdings, Inc.	$26,414
70	Orix Corp.	19,349
400	Shin-Etsu Chemical Co., Ltd.	25,533
3	Sumitomo Mitsui Banking Corp.	31,493
2,000	TORAY INDUSTRIES, Inc.	15,052
170	Yamada Denki Co., Ltd.	17,040
		231,219
	LUXEMBOURG—1.6%
585	Tenaris SA - ADR	20,697
	MEXICO—1.6%
520	America Movil S.A. de C.V.	20,472
	NETHERLANDS—2.4%
315	Royal Numico N.V.	14,179
600	SBM Offshore N.V.	16,305
		30,484
	NORWAY—2.3%
1,200	Telenor ASA	15,653
900	TGS Nopec Geophysical Co. ASA*	14,244
		29,897
	SOUTH AFRICA—0.9%
370	Sasol Ltd.- Sponsored ADR	12,169
	SOUTH KOREA—1.5%
240	Kookmin Bank - Sponsored ADR	18,727
	SWEDEN—1.6%
395	Modern Times Group MTG AB*	20,433
	SWITZERLAND—12.9%
2,180	ABB Ltd. - Sponsored ADR	28,732
300	Julius Baer Holding Ltd.	29,964
275	Kuehne & Nagel International AG	19,022
525	Novartis AG ADR	30,682
385	Roche Holdings AG Ltd. - Sponsored ADR	33,861
150	Syngenta AG	22,623
		164,884
	TAIWAN—1.0%
950	AU Optronics Corp.- ADR	13,538
	UNITED KINGDOM—7.8%
1,925	BG Group PLC	23,376
405	GlaxoSmithKline PLC- ADR	21,558
160	Reckitt Benckiser plc	6,628
1,445	Rolls-Royce Group PLC	12,248
1,000	Standard Chartered PLC	25,597
4,445	Vodafone Group PLc	10,168
		99,575

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	UNITED STATES—6.6%
395	Encana Corp.	$18,443
275	HSBC Holdings plc - Sponsored ADR	25,171
775	Marvell Technology Group Ltd.*	15,012
330	SONY Corp. - Sponsored ADR	13,320
175	Suncor Energy, Inc.	12,609
		84,555

Total Investments (Cost $1,106,733)	98.7%	1,265,152
Other Assets Less Liabilities	1.3	16,981
Net Assets	100.0%	$1,282,133

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR—American Depository Receipt.

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—INTERNATIONAL EQUITY FUND

Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments in securities, at value (cost $1,106,733)	$1,265,152
Cash	15,444
Dividends receivable	1,488
Receivable due from Management Company	130
Total Assets	1,282,214
Liabilities:
Trustee fees payable	75
Chief Compliance Officer expense payable	6
Total Liabilities	81
Total Net Assets (Notes 1&5)	$1,282,133
Composition of Net Assets:
Capital Shares (at a par value of $.001 per share)	$105
Paid in capital	3,508,675
Accumulated net investment loss	(59,235)
Accumulated net realized loss on investments and foreign currency transactions	(2,325,587)
Net unrealized appreciation on investments and translation of foreign currency	158,175
Net Assets	$1,282,133
Net Asset Value Per Share
(offering and redemption price per share):
Class R ($1,072,215/85,110 shares)	$12.60
Class I ($209,918/19,446 shares)	$10.80

Statement of Operations
For the Period Ended September 30, 2006 (Unaudited)

Investment Income:
Dividends*	$11,563
Miscellaneous income	883
Total Investment Income	12,446
Expenses (Note 3):
Comprehensive management fee
Class R	8,731
Class I	2,001
Distribution (12b-1) fees	1,408
Trustee fees	59
CCO Expense	5
Miscellaneous expense	13
Total Expenses	12,217
Net Investment Income	229
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency (Note 1):
Net realized gain on investments	90,689
Net realized gain on foreign currency transactions	39,958
Net change in unrealized appreciation on investments	(201,474)
Net change in unrealized loss on translation of foreign currency	(17)
Net realized and unrealized loss on investments	(70,844)
Net Decrease in Net Assets Resulting from Operations	$(70,615)

*  Dividends are net of foreign tax withholdings of $1,380

Statement of Changes in Net Assets
For the Period Ended September 30, 2006 and the Year Ended March 31, 2006 (Unaudited)

	September 30, 2006	March 31, 2006
Increase (Decrease) in Net Assets From: Investment Operations:
Net investment income (loss)	$229	$(1,390)
Net realized gain (loss) on investment transactions	90,689	543,698
Net realized loss on foreign currency transactions	39,958	(67,529)
Net change in unrealized appreciation on investments	(201,474)	(39,878)
Net change in unrealized appreciation (depreciation) on foreign currency	(17)	(2,206)
Net increase in net assets resulting from operations	(70,615)	432,695
Capital Share Transactions (Note 4):
Proceeds from sale of shares	34,251	296,426
Cost of shares redeemed	(249,612)	(1,283,908)
Net increase in net assets resulting from capital share transactions	(215,361)	(987,482)
Net increase in net assets	(285,976)	(554,787)
Net Assets:
Beginning of period	1,568,109	2,122,896
End of period (Including undistributed net investment loss of ($59,235) and ($59,464), respectively).	$1,282,133	$1,568,109

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK INTERNATIONAL SMALL-CAP FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited)

Shares	COMMON STOCKS—97.1%	Value (Note 1)
	BRAZIL—1.7%
200	Tam SA - Sponsored ADR*	$6,380
	CHINA—1.3%
200	Suntech Power Holdings Co., Ltd. ADR*	5,166
	DENMARK—3.8%
355	Genmab A/S*	14,794
	FRANCE—9.4%
55	Compagnie Generale de Geophysique SA*	8,459
75	Neopost SA	8,949
160	Orpea*	12,143
115	Zodiac SA	6,821
		36,372
	GERMANY—11.1%
900	comdirect bank AG	9,643
160	IKB Deutsche Industriebank AG	5,555
105	K + S AG	8,415
110	Praktiker Bau - und Heimwerkermaerkte Holding AG	3,627
110	Rheinmetall AG	7,993
65	Schwarz Pharma AG	7,545
		42,778
	HONG KONG—2.0%
4,000	China Overseas Land & Investment Ltd.	3,085
1,250	China Overseas Land Warrant*	269
4,000	Shimao Property Holdings Ltd.*	4,283
		7,637
	INDIA—8.3%
700	Ranbaxy Laboratories Ltd.	6,595
320	Satyam Computer Services Ltd. - ADR	12,381
540	Dr. Reddy's Laboratories Ltd. ADR	8,543
300	Mahindra & Mahindra Ltd.	4,405
		31,924
	IRELAND—4.1%
500	Anglo Irish Bank Corp. plc	8,217
570	C & C Group plc	7,733
		15,950
	ITALY—5.8%
870	Azimut Holding S.p.A.	9,928
330	Geox S.p.A.	4,109
104	Tod's S.p.A.	8,222
		22,259
	JAPAN—13.1%
200	AEON Mall Co., Ltd.	10,566
100	DISCO Corp.	6,138
1	en-japan Inc.	4,665

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK INTERNATIONAL SMALL-CAP FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	JAPAN (Continued)
80	GOLDCREST Co., Ltd.	$4,342
700	Japan Securities Finance Co., Ltd.	8,285
1,000	Mitsubishi Rayon Co. Ltd.	6,603
200	RENAISSANCE, Inc.	3,504
7	SPARX Group Co., Ltd.	6,459
		50,562
	MEXICO—1.5%
170	Grupo Aeroportuario del Pacifico SA de CV - ADR	5,780
	NETHERLANDS—4.6%
175	ASM International N.V.*	3,216
100	Koninklijke Boskalis Westminster NV	6,505
300	SBM Offshore N.V.	8,151
		17,872
	NORWAY—7.9%
140	Aker Kvaerner ASA	12,447
130	Fred. Olsen Energy ASA*	5,340
800	TGS Nopec Geophysical Co. ASA*	12,660
		30,447
	SPAIN—7.8%
520	Banco Pastor SA	7,965
260	Enagas	6,300
250	Sociedad General de Aguas de Barcelona, S.A. CL - A	8,118
1,350	Tubacex, SA	7,566
		29,949
	SWEDEN—1.5%
110	Modern Times Group MTG AB*	5,691
	SWITZERLAND—10.9%
85	Kuehne & Nagel International AG	5,879
6	Lindt & Spruengli - AG	13,516
55	Nobel Biocare Holding AG*	13,535
142	Phonak Holding AG	8,983
		41,913
	UNITED KINGDOM—2.3%
280	Homeserve PLC	8,713

Total Investments (Cost $327,897)	97.1%	374,187
Other Assets Less Liabilities	2.9	10,933
Net Assets	100.0%	$385,120

Value of investments are shown as a percentage of net assets.

* Non-income producing.

ADR—American Depository Receipt.

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—INTERNATIONAL SMALL-CAP FUND

Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments in securities, at value (cost $327,897)	$374,187
Cash	83,535
Dividends receivable	360
Total Assets (Notes 1 & 5)	458,082
Liabilities:
Payable for securities purchased	72,944
Trustee fees payable	16
Chief Compliance Officer expense payable	2
Total Liabilities	72,962
Net Assets	$385,120
Composition of Net Assets:
Capital Shares (at a par value of $.001)	$84
Paid in capital	321,982
Accumulated net investment income	16,404
Net unrealized appreciation on investments and translation of foreign currency	46,650
Net Assets	$385,120
Net Asset Value Per Share
(offering and redemption price per share):
Class R ($268,628/59,050 shares)	$4.55
Class I ($116,492/24,465 shares)	$4.76

Statement of Operations

For the Period Ended September 30, 2006 (Unaudited)

Investment Income:
Dividends*	$3,646
Total Investment Income	3,646
Expenses (Note 3):
Comprehensive management fee
Class R	2,101
Class I	741
Distribution (12b-1) fees - Class R	338
Trustee fees	13
Chief Compliance Officer expense	2
Total Expenses	3,195
Net Investment Income	451
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency (Note 1):
Net realized loss on investments	(68,047)
Net realized loss on foreign currency transactions	(2,352)
Net change in unrealized appreciation on investments	47,224
Net change in unrealized appreciation on translation of foreign currency	(217)
Net realized and unrealized loss on investments and foreign currency	(23,392)
Net Decrease in Net Assets Resulting from Operations	$(22,941)

*  Dividends are net of foreign tax withholdings of $728

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—INTERNATIONAL SMALL-CAP FUND

Statement of Changes in Net Assets
For the Period Ended September 30, 2006 and the Year Ended March 31, 2006 (Unaudited)

	September 30, 2006	March 31, 2006
Increase (Decrease) in Net Assets From:
Investment Operations:
Net investment income (loss)	$451	$(1,484)
Net realized gain (loss) on investments	(68,047)	126,664
Net realized loss on foreign currency transactions	(2,352)	(31,005)
Net change in unrealized appreciation on investments	47,224	32,971
Net change in unrealized gain (loss) on translation of foreign currency	(217)	65
Net increase (decrease) in net assets resulting from operations	(22,941)	127,211
Distributions to Shareholders From:
Net realized gain on investments
Class R	—	(133,156)
Class I	—	(73,365)
Net Investment Income
Class R	—	(58,667)
Class I	—	(32,325)
Total distributions to shareholders	—	(297,513)
Capital Share Transactions (Note 4):
Net proceeds from sale of shares	185,987	164,842
Reinvestment of distributions	—	213,492
Cost of shares redeemed	(144,804)	(387,860)
Net increase in net assets resulting from capital share transactions	41,183	(9,526)
Net increase (decrease) in net assets	18,242	(179,828)
Net Assets:
Beginning of period	366,878	546,706
End of period (Including undistributed net investment income (loss) of $16,404 and ($12,996), respectively).	$385,120	$366,878

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited)

Shares	COMMON STOCKS— 99.3%	Value (Note 1)
	AEROSPACE—3.4%
650	Boeing (The) Company	$51,252
	AUTO MANUFACTURERS—3.9%
1,750	General Motors Corp.	58,205
	COMPUTERS—7.1%
655	International Business Machines Corp.	53,671
1,405	Hewlett-Packard Co.	51,549
		105,220
	CONSTRUCTION MACHINERY & EQUIPMENT—3.3%
750	Caterpillar Inc.	49,350
	DRUGS & HEALTHCARE—2.8%
710	Medco Health Solutions, Inc.*	42,678
	FINANCIALS—4.0%
350	Goldman Sachs Group (The), Inc.	59,210
	FOOD—3.0%
1,195	Archer-Daniels-Midland Co.	45,266
	GENERAL BUILDINGS—3.2%
850	Sherwin-Williams (The) Company	47,413
	HYDRAULIC PUMPS—3.6%
810	PPG Industries, Inc.	54,334
	INDUSTRIAL GAS—3.4%
1,075	Rohm and Haas Co.	50,901
	INTERNET SOFTWARE—3.5%
1,440	Citrix Systems, Inc.*	52,142
	MANAGED CARE—3.7%
835	Humana Inc.*	55,185
	MEASURING AND CONTROLLING DEVICES—3.1%
785	Rockwell Automation, Inc.	45,609
	OFFICE SUPPLIES—3.2%
1,175	OfficeMax Inc.	47,869
	OIL & GAS SERVICES—5.5%
615	Baker Hughes Inc.	41,943
1,420	Halliburton Co.	40,399
		82,342
	PETROLEUM REFINING—3.0%
855	Valero Energy Corp.	44,007
	PUBLIC BUILDING AND RELATED FURNITURE—2.9%
595	Johnson Controls, Inc.	42,685

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	RAILROADS—6.5%
1,550	CSX Corp.	$50,887
1,030	Norfolk Southern Corp.	45,371
		96,258
	RETAIL-APPAREL/ SHOES—3.4%
1,195	Nordstrom, Inc.	50,549
	SERVICES-BUSINESS SERVICES—3.7%
1,660	R. R. Donnelley & Sons Co.	54,714
	SERVICES-RENTAL & LEASING—3.1%
910	Ryder System, Inc.	47,029
	SPECIALTY CHEMICAL MATERIALS—3.3%
1,055	Monsanto Co.	49,596
	STEEL—6.8%
850	Allegheny Technologies, Inc.	52,862
975	Nucor Corp.	48,253
		101,115
	TEXTILE-APPAREL CLOTHING—3.1%
640	VF Corp.	46,688
	TRANSPORT-AIR FREIGHT—3.6%
490	FedEx Corp.	53,253
	WHOLESALE-FOOD—3.2%
1,430	Sysco Corp.	47,834

Total Investments (Cost $1,474,409)	99.3%	1,480,704
Other Assets Less Liabilities	0.7	9,986
Net Assets	100.0%	$1,490,690

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—LARGE-CAP GROWTH FUND

Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments in securities, at value (cost $1,474,409)	$1,480,704
Cash	8,944
Dividends and interest receivable	1,169
Total Assets	1,490,817
Liabilities:
Trustee fees payable	120
Chief Compliance Officer expense payable	7
Total Liabilities	127
Total Net Assets (Notes 1 & 5)	$1,490,690
Composition of Net Assets:
Capital Stock (at a par value of $.001 per share)	$220
Paid in capital	3,280,819
Undistributed net investment income	21,997
Accumulated net realized loss on investments	(1,818,641)
Net unrealized appreciation on investments	6,295
Net Assets	$1,490,690
Net Asset Value Per Share
(offering and redemption price per share):
Class R ($1,156,536/123,467 shares)	$9.37
Class I ($334,154/97,028 shares)	$3.44

Statement of Operations
For the Period Ended September 30, 2006 (Unaudited)

Investment Income:
Dividends*	$12,019
Total Investment Income	12,019
Expenses (Note 3):
Comprehensive management fee
Class R	7,172
Class I	2,487
Distribution (12b-1) fees - Class R	1,494
Trustee fee	94
Chief Compliance Officer expense	7
Total Expenses	11,254
Net Investment Income	765
Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain on investments	89,814
Net change in unrealized depreciation on investments	(110,635)
Net realized and unrealized loss on investments	(20,821)
Net Decrease in Net Assets Resulting from Operations	$(20,056)

*  Dividends are net of foreign tax withholdings of $431.

Statement of Changes in Net Assets
For the Period Ended September 30, 2006 and the Year Ended March 31, 2006 (Unaudited)

	September 30, 2006	March 31, 2006
Increase (Decrease) in Net Assets From: Investment Operations:
Net investment income	$765	$14,323
Net increase from payment by affiliate	—	3,451
Net realized gain on investments	89,814	89,656
Net change in unrealized appreciation (depreciation) on investments	(110,635)	110,179
Net increase (decrease) in net assets resulting from operations	(20,056)	217,609
Dividends to Shareholders From:
Net investment income
Class R	—	(16,500)
Class I	—	(11,934)
Total dividends to shareholders	—	(28,434)
Capital Share Transactions (Note 4):
Net proceeds from sale of shares	62,128	85,315
Reinvestment of dividends	—	25,647
Cost of shares redeemed	(704,415)	(1,991,954)
Net decrease in net assets resulting from capital shares transactions	(642,287)	(1,880,992)
Net decrease in net assets	(662,343)	(1,691,817)
Net Assets:
Beginning of period	2,153,033	3,844,850
End of period (including undistributed net investment income of $21,997 and $21,232, respectively)	$1,490,690	$2,153,033

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited)

Shares	COMMON STOCKS— 99.1%	Value (Note 1)
	COMMUNICATIONS SERVICES—3.9%
9,145	Liberty Global, Inc. - CL A*	$235,392
12,095	Liberty Global, Inc. - Series C*	303,100
		538,492
	COMPUTER PERIPHERAL EQUIPMENT—7.3%
9,925	Jabil Circuit, Inc.*	283,557
9,525	Logitech International ADR*	207,264
34,587	Symbol Technologies, Inc.	513,963
		1,004,784
	DRILLING, OIL, AND GAS WELLS—1.4%
4,000	GlobalSanteFe Corp.	199,960
	FIRE, MARINE & CASUALTY INSURANCE—1.9%
4,800	ACE Ltd.	262,704
	FOOD WHOLESALERS—0.8%
4,025	Performance Food Group Co.*	113,062
	GROCERIES—2.0%
6,650	Dean Foods Co.*	279,433
	HEALTHCARE-MEDICAL APPLIANCES—2.9%
7,525	Varian Medical Systems, Inc.*	401,760
	HEALTH SERVICES—1.7%
4,650	Coventry Health Care, Inc.*	239,568
	HOTELS AND MOTELS—1.9%
6,675	Marriott International, Inc.- CL A	257,922
	HOUSEHOLD AUDIO AND VIDEO EQUIPMENT—2.6%
4,350	Harman International Industries	362,964
	INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY AND CONTROL—2.8%
8,600	Roper Industries, Inc.	384,764
	INDUSTRIAL GAS—2.7%
5,525	Air Products & Chemicals, Inc.	366,694
	INTERNET INFRASTRUCTURE EQUIPMENT—2.9%
13,300	Avocent Corp.*	400,596
	INFORMATION TECHNOLOGY—0.7%
2,775	ChoicePoint Inc.*	99,345
	LABORATORY ANALYTICAL INSTRUMENTS—1.5%
5,170	Thermo Electron Corp.*	203,336
	LABORATORY APPARATUS AND FURNITURE—2.2%
3,925	Fisher Scientific International Inc.*	307,092
	LIFE INSURANCE—0.9%
2,650	Protective Life Corp.	121,237

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	MACHINERY PUMPS—0.4%
1,562	Graco Inc.	$61,011
	MOTOR VEHICLE PARTS AND ACCESSORIES—2.4%
6,600	ITT Industries, Inc.	338,382
	MOTOR VEHICLES AND PASSENGER CAR BODIES—1.0%
2,650	Oshkosk Truck Corp.	133,745
	MULTIMEDIA—1.4%
7,850	Activision, Inc.*	118,535
1,300	Electronic Arts Inc.*	72,384
		190,919
	NATIONAL COMMERCIAL BANKS—6.2%
5,000	City National Corp.	335,300
3,175	Commerce Bancorp, Inc.	116,554
6,375	Marshall & Ilsley Corp.	307,157
4,000	TCF Financial Corp.	105,160
		864,171
	OIL & GAS SERVICES—3.7%
7,300	BJ Services Co.	219,949
1,975	Chesapeake Energy Corp.	57,235
6,105	Smith International, Inc.	236,874
		514,058
	ORTHOPEDIC, PROSTHETIC & SURGICAL SUPPLIES—2.5%
9,000	Respironics, Inc.*	347,490
	RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT—2.6%
6,650	Rockwell Collins, Inc.	364,686
	REFUSE SYSTEMS—4.9%
7,600	Republic Services, Inc.	305,596
5,400	Stericycle, Inc.*	376,866
		682,462
	RESTAURANTS—0.8%
4,025	Cheesecake Factory (The) Inc.*	109,439
	RETAIL-AUTO AND HOME SUPPLY STORES—2.7%
11,327	O'Reilly Automotive, Inc.*	376,170
	SCHOOLS—1.7%
4,850	Laureate Education, Inc.*	232,121
	SEA PASSENGER—0.5%
1,800	Royal Caribbean Cruises Ltd.	69,858
	SECURITY BROKERS & DEALERS—2.5%
12,175	Jefferies Group, Inc.	346,987
	SEMICONDUCTORS AND RELATED SERVICES—3.1%
8,225	Microchip Technology Inc.	266,654
7,175	National Semiconductor Corp.	168,828
		435,482

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	SERVICES-BUILDING MATERIAL WHOLESALE—1.3%
8,900	Beacon Roofing Supply, Inc.*	$180,136
	SERVICES-BUSINESS SERVICES—2.2%
305	Chicago Mercantile Exchange Holdings Inc.	145,866
2,650	Getty Images, Inc.*	131,652
700	Portfolio Recovery Associates, Inc.*	30,709
		308,227
	SERVICES-COMPUTER PROGRAMMING SERVICES—2.8%
1,400	Cognizant Technology Solutions Corp. CL A*	103,614
5,750	MICROS Systems, Inc.*	281,290
		384,904
	SERVICES-EMPLOYMENT AGENCIES—0.7%
3,025	Robert Half International, Inc.	102,759
	SERVICES-FINANCIAL—1.7%
5,075	PrivateBancorp, Inc.	232,029
	SERVICES-HEALTH SERVICES—2.4%
5,625	Davita, Inc.*	325,517
	SERVICES-HOME HEALTH CARE SERVICES—1.0%
1,775	Express Scripts, Inc.*	133,994
	SPECIAL INDUSTRY MACHINERY—1.2%
2,175	Jacobs Engineering Group Inc.	162,537
	STATE COMMERCIAL BANKS—3.7%
5,700	Northern Trust Corp.	333,051
5,825	Synovus Financial Corp.	171,080
		504,131
	SURETY INSURANCE—1.9%
3,210	Ambac Financial Group, Inc.	265,627
	SURGICAL & MEDICAL INSTRUMENTS—1.7%
3,075	Bard ( C.R.), Inc.	230,625
	TELEVISION BROADCASTING STATIONS—1.0%
4,081	Univision Communications, Inc. CL A*	140,141
	TECHNICAL & SYSTEMS SOFTWARE—1.0%
3,150	ANSYS, Inc.*	139,167

Total Investments Cost ($11,688,034)	99.1%	13,720,488
Other Assets Less Liabilities	0.9	128,681
Net Assets	100.0%	$13,849,169

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR—American Depository Receipt

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—MID-CAP GROWTH FUND

Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments in securities, at value (cost $11,688,034)	$13,720,488
Receivable for securities sold	222,907
Cash	5,896
Dividends receivable	10,197
Total Assets	$13,959,488
Liabilities:
Payable for securities purchased	105,559
Trustee fees payable	627
Chief Compliance Officer expense payable	41
Miscellaneous expense payable	4,092
Total Liabilities	110,319
Total Net Assets (Notes 1 & 5)	$13,849,169
Composition of Net Assets:
Capital Shares (at a par value of $.001)	$1,211
Paid in surplus	13,376,571
Undistributed net investment loss	(26,342)
Accumulated net realized loss on investments	(1,534,725)
Net unrealized appreciation on investments	2,032,454
Net Assets	$13,849,169
Net Asset Value Per Share
(offering and redemption price per share):
Class R ($114,545/10,038 shares)	$11.41
Class I ($13,734,624/1,200,661 shares)	$11.44

Statement of Operations
For the Period Ended September 30, 2006 (Unaudited)

Investment Income:
Dividends	$48,466
Total Investment Income	48,466
Expenses (Note 3):
Comprehensive management fee
Class R	1,255
Class I	72,363
Distribution (12b-1) fees - Class R	251
Miscellaneous Expense	939
Total Expenses	74,808
Net Investment Loss	(26,342)
Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized loss on investments	(1,444,263)
Net change in unrealized depreciation on investments	(1,407,297)
Net realized and unrealized loss on investments	(2,851,560)
Net Decrease in Net Assets Resulting from Operations	$(2,877,902)

*  Dividends are net of foreign tax withholdings of $297.

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—MID-CAP GROWTH FUND

Statement of Changes in Net Assets
For the Period Ended September 30, 2006 and the Year Ended March 31, 2006 (Unaudited)

	September 30, 2006	March 31, 2006
Increase (Decrease) in Net Assets From: Investment Operations:
Net investment loss	$(26,342)	$(56,855)
Net realized gain (loss) on investments	(1,444,263)	1,575,859
Net change in unrealized appreciation (depreciation) on investments	(1,407,297)	943,110
Net increase (decrease) in net assets resulting from operations	(2,877,902)	2,462,114
Dividends to Shareholders From:
Net realized gain on investments
Class R	—	(66,089)
Class I	—	(2,165,853)
Return of capital
Class R	—	(73,080)
Class I	—	(2,394,979)
Total dividends to shareholders	—	(4,700,001)
Capital Share Transactions (Note 4):
Proceeds from sale of shares	2,589,139	1,228,234
Dividend Reinvestment	—	4,533,865
Cost of shares redeemed	(2,287,548)	(3,224,510)
Net decrease in net assets resulting from capital share transactions	301,591	2,537,589
Net increase (decrease) in net assets	(2,576,311)	299,702
Net Assets:
Beginning of period	16,425,480	16,125,778
End of period (Including undistributed net investment loss of ($26,342) and $0, respectively).	$13,849,169	$16,425,480

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited)

Shares	COMMON STOCKS—100.0%	Value (Note 1)
	BUSINESS SERVICES—2.3%
22,100	The Geo Group Inc.*	$933,725
	CAPITAL GOODS—5.6%
67,750	Hexcel Corp.*	958,663
54,900	Orbotech, Ltd.*	1,301,130
		2,259,793
	CONSUMER NON-DURABLES—5.9%
87,110	Activision, Inc.*	1,315,361
24,800	NuCO2, Inc.*	667,120
34,500	Quiksilver, Inc.*	419,175
		2,401,656
	CONSUMER SERVICES—7.8%
41,250	Coldwater Creek, Inc.*	1,186,350
32,400	J. Crew Group, Inc.*	974,268
37,300	Zumiez Inc.*	1,007,100
		3,167,718
	ENERGY—9.2%
30,300	Newfield Exploration Co.*	1,167,762
72,550	Tesco Corp.*	1,123,800
34,000	XTO Energy, Inc.	1,432,420
		3,723,982
	FINANCIAL SERVICES—4.4%
51,300	Bottomline Technologies (de), Inc.*	500,688
42,600	Brown & Brown, Inc.	1,301,856
		1,802,544
	HEALTHCARE-BIOTECHNOLOGY/PHARMACEUTICAL—5.3%
45,000	Alkermes, Inc.*	713,250
36,900	PDL BioPharma, Inc.*	708,480
40,000	Telik, Inc.*	711,600
		2,133,330
	HEALTHCARE-DEVICES/DIAGNOSTIC—6.7%
17,200	Gen-Probe Inc.*	806,508
25,300	Kyphon, Inc.*	946,726
21,300	Orthofix International N.V.	968,511
		2,721,745
	HEALTHCARE-PHARMACEUTICAL BENEFIT MANAGEMENT—8.3%
32,900	Caremark Rx, Inc.*	1,864,443
53,000	HealthExtras, Inc.*	1,500,430
		3,364,873
	HEALTHCARE-SERVICES—10.9%
31,000	Healthways, Inc.*	1,382,600
38,000	Matria Healthcare, Inc.*	1,056,020
42,900	Option Care, Inc.	574,431
93,900	Trizetto Group, (The) Inc.*	1,421,646
		4,434,697

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	HEALTHCARE-SPECIALTY DISTRIBUTORS—4.8%
182,071	Bioscrip, Inc.*	$549,854
70,800	PSS World Medical, Inc.*	1,415,292
		1,965,146
	TECHNOLOGY-DESKTOP/OTHER SOFTWARE—2.4%
26,800	Avid Technology, Inc.*	976,056
	TECHNOLOGY-ENTERPRISE SOFTWARE—13.5%
85,000	BEA Systems, Inc.*	1,292,000
30,500	Business Objects S.A. ADR*	1,039,745
169,500	Captaris, Inc.*	993,270
68,200	Phase Forward Inc.*	814,308
76,000	Witness Systems, Inc.*	1,332,280
		5,471,603
	TECHNOLOGY-SEMICONDUCTOR-CAPITAL EQUIPMENT—7.1%
45,000	ATMI, Inc.*	1,308,150
51,300	Brooks Automation, Inc.*	669,465
110,000	Mattson Technology, Inc.*	913,000
		2,890,615
	TECHNOLOGY-SEMICONDUCTORS & COMPONENTS—3.7%
106,100	Aeroflex Inc.*	1,090,708
59,600	O2Micro International Ltd.*	411,836
		1,502,544
	TELECOMMUNICATIONS/COMMUNICATIONS—2.1%
70,900	AudioCodes, Ltd.*	665,751
58,600	Bookham, Inc.*	188,691
		854,442

Total Investments (Cost $32,755,646)	100.0%	40,604,469
Other Assets Less Liabilities	0.0	1,904
Net Assets	100.0%	$40,606,373

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR—American Depository Receipt.

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—SMALL-CAP GROWTH FUND

Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments in securities, at value (cost $32,755,646)	$40,604,469
Dividends receivable	5,841
Total Assets	40,610,310
Liabilities:
Due to custodian	1,810
Trustee fees payable	1,993
Chief Compliance Officer expenses payable	134
Total Liabilities	3,937
Net Assets (Notes 1 & 5)	$40,606,373
Composition of Net Assets:
Capital Shares (at a par value of $.001per share)	$1,222
Paid in Capital	54,248,176
Undistributed net investment loss	(277,578)
Accumulated net realized loss on investments	(21,214,270)
Net unrealized appreciation on investments	7,848,823
Net Assets	$40,606,373
Net Asset Value Per Share
(offering and redemption price per share):
Class R ($25,598,348/635,168 shares)	$40.30
Class I ($15,008,025/586,686 shares)	$25.58

Statement of Operations
For the Period Ended September 30, 2006 (Unaudited)

Investment Income:
Dividends	$18,213
Miscellaneous Income	13
Total Investment Income	18,226
Expenses (Note 3):
Comprehensive management fee
Class R	179,681
Class I	79,877
Distribution (12b-1) fees - Class R	34,554
Trustee fees	1,561
Chief Compliance Officer expense	131
Total Expenses	295,804
Net Investment Loss	(277,578)
Realized and Unrealized Gain on Investments (Note 1):
Net realized gain on investments	682,515
Net change in unrealized depreciation on investments	(6,595,584)
Net realized and unrealized loss on investments	(5,913,069)
Net Decrease in Net Assets Resulting from Operations	$(6,190,647)

Statement of Changes in Net Assets
For the Period Ended September 30, 2006 and the Year Ended March 31, 2006 (Unaudited)

	September 30, 2006	March 31, 2005
Increase (Decrease) in Net Assets From: Investment Operations:
Net investment loss	$(277,578)	$(657,576)
Net realized gain on investments	682,515	2,882,522
Net change in unrealized appreciation (depreciation) on investments	(6,595,584)	10,411,758
Net increase (decrease) in net assets resulting from operations	(6,190,647)	12,636,704
Capital Share Transactions (Note 4):
Proceeds from sale of shares	1,780,980	6,626,360
Cost of shares redeemed	(6,017,625)	(17,742,124)
Net decrease in net assets resulting from capital share transactions	(4,236,645)	(11,115,764)
Net increase (decrease) in net assets	(10,427,292)	1,520,940
Net Assets:
Beginning of period	51,033,665	49,512,725
End of period (Including undistributed net investment loss of ($277,578) and $0, respectively).	$40,606,373	$51,033,665

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited)

Shares	COMMON STOCKS—99.1%	Value (Note 1)
	AEROSPACE—3.1%
290	Boeing (The) Company	$22,866
	AUTO MANUFACTURERS—3.6%
800	General Motors Corp.	26,608
	COMPUTERS—7.4%
365	International Business Machines Corp.	29,908
695	Hewlett-Packard Co.	25,500
		55,408
	CONSTRUCTION MACHINERY & EQUIPMENT—2.9%
330	Caterpillar Inc.	21,714
	DRUG AND HEALTHCARE—3.2%
400	Medco Health Solutions, Inc.*	24,044
	FINANCIALS—4.0%
175	Goldman Sachs Group (The), Inc.	29,605
	FOOD—2.8%
545	Archer-Daniels-Midland Co.	20,645
	GENERAL BUILDINGS—3.4%
460	Sherwin-Williams (The) Company	25,659
	HYDRAULIC PUMPS—4.0%
445	PPG Industries, Inc.	29,851
	INDUSTRIAL GAS—3.8%
595	Rohm and Haas Co.	28,173
	INTERNET SOFTWARE—3.2%
655	Citrix Systems, Inc.*	23,718
	MANAGED CARE—3.6%
410	Humana Inc.*	27,097
	MEASURING AND CONTROLLING DEVICES—2.6%
330	Rockwell Automation, Inc.	19,173
	OFFICE SUPPLIES—2.9%
540	OfficeMax Inc.	22,000
	OIL & GAS SERVICES—5.5%
340	Baker Hughes Inc.	23,188
620	Halliburton Co.	17,639
		40,827
	PETROLEUM REFINING—2.4%
355	Valero Energy Corp.	18,272
	PUBLIC BUILDING AND RELATED FURNITURE—3.2%
330	Johnson Controls, Inc.	23,674

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—HALLMARK STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Shares	COMMON STOCKS (Continued)	Value (Note 1)
	RAILROADS—6.5%
710	CSX Corp.	$23,309
570	Norfolk Southern Corp.	25,108
		48,417
	RETAIL-APPAREL/SHOES—4.6%
805	Nordstrom, Inc.	34,051
	SERVICES- BUSINESS SERVICES—4.1%
920	R. R. Donnelley & Sons Co.	30,323
	SERVICES-RENTAL & LEASING—2.9%
415	Ryder System, Inc.	21,447
	SPECIALTY CHEMICAL MATERIALS—3.5%
550	Monsanto Co.	25,855
	STEEL—6.0%
370	Allegheny Technologies, Inc.	23,010
445	Nucor Corp.	22,023
		45,033
	TEXTILE-APPAREL CLOTHING—3.4%
350	VF Corp.	25,533
	TRANSPORT-AIR FREIGHT—3.1%
210	FedEx Corp.	22,823
	WHOLESALE-FOOD—3.4%
745	Sysco Corp.	24,920

Total Investments (Cost $731,602)	99.1%	737,736
Other Assets Less Liabilities	0.9	6,928
Net Assets	100.0%	$744,664

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—STRATEGIC GROWTH FUND

Statement of Assets and Liabilities

September 30, 2006 (Unaudited)

Assets:
Investments in securities, at value (cost $731,602)	$737,736
Cash	6,561
Dividends receivable	423
Total Assets	744,720
Liabilities:
Trustee fees payable	52
Chief Compliance Officer expense payable	4
Total Liabilities	56
Net Assets (Notes 1 & 5)	$744,664
Composition of Net Assets:
Capital Shares (at a par value of $.001 per share)	$91
Paid in capital	4,630,560
Undistributed net investment income	4,190
Accumulated net realized loss on investments	(3,896,311)
Net unrealized appreciation on investments	6,134
Net Assets	$744,664
Net Asset Value Per Share
(offering and redemption price per share):
Class R ($490,405/60,371 shares)	$8.12
Class I ($254,259/30,389 shares)	$8.37

Statement of Operations

For the Period Ended September 30, 2006 (Unaudited)

Investment Income:
Dividends*	$4,924
Total Investment Income	4,924
Expenses (Note 3) :
Comprehensive management fee
Class R	2,957
Class I	1,364
Distribution (12b-1) fees - Class R	616
Trustee fees	40
Chief Compliance Officer expense	3
Total Expenses	4,980
Net Investment Loss	(56)
Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized loss on investments	(45,807)
Net change in unrealized appreciation on investments	40,873
Net realized and unrealized loss on investments	(4,934)
Net Decrease in Net Assets Resulting from Operations	$(4,990)

*  Dividends are net of foreign tax withholdings of $84.

See notes to financial statements.

HALLMARK EQUITY SERIES TRUST—STRATEGIC GROWTH FUND

Statement of Changes in Net Assets
For the Period Ended September 30, 2006 and the Year Ended March 31, 2006 (Unaudited)

	September 30, 2006	March 31, 2006
Increase (Decrease) in Net Assets From:
Investment Operations:
Net investment income (loss)	$(56)	$4,039
Net realized loss on investments	(45,807)	(166,375)
Net change in unrealized appreciation on investments	40,873	341,374
Net increase (decrease) in net assets resulting from operations	(4,990)	179,038
Dividends to Shareholders From:
Net investment income
Class R	—	(11,146)
Class I	—	(6,613)
Total dividends to shareholders	—	(17,759)
Capital Share Transactions (Note 4):
Net proceeds from sale of shares	24,377	75,653
Reinvestment of dividends	—	14,631
Cost of shares redeemed	(110,648)	(3,436,824)
Net decrease in net assets resulting from capital share transactions	(86,271)	(3,346,540)
Net decrease in net assets	(91,261)	(3,185,261)
Net Assets:
Beginning of period	835,925	4,021,186
End of period (including undistributed net investment income of $4,190 and $4,246, respectively)	$744,664	$835,925

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Summary of Significant Accounting Policies

Hallmark Equity Series Trust (the "Trust") (formerly, Reserve Private Equity Series Trust) was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of eight series, each a registered investment company: Hallmark Capital Appreciation Fund, Hallmark Informed Investors Growth Fund, Hallmark International Equity Fund, Hallmark International Small-Cap Fund, Hallmark Large-Cap Growth Fund, Hallmark Mid-Cap Growth Fund, Hallmark Small-Cap Growth Fund and Hallmark Strategic Growth Fund (each a "Fund;" collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest authorized of $.001 par value per share.

On January 4, 2005, the Hallmark Mid-Cap Growth Fund acquired all of the assets of the Segall Bryant & Hamill Mid Cap Fund (the "SBH Fund") in a one for one share exchange for 1,147,926 Class I shares of the Hallmark Mid-Cap Growth Fund, and assumed the SBH Fund's operating history and performance record. The Hallmark Mid-Cap Growth Fund is considered the successor to the SBH Fund. The Hallmark Mid-Cap Growth Fund's Class R shares commenced operations on January 10, 2005.

Effective March 31, 2005, the Trust's fiscal year end changed from May 31 to March 31. Prior to the transaction described above, the SBH Fund's fiscal year end was April 30.

The accounting policies summarized below are consistently followed in preparation of the Trust's financial statements in conformity with U.S. generally accepted accounting principles.

Security Valuation

Portfolio securities are stated at market value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under the direction of the Trustees.

Management's Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Realized gain and loss on investments are recorded using the first-in first-out method. Dividend income is recognized on the ex-dividend date. Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income and accumulated net realized capital gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain reclassifications have been made to undistributed net investment income and accumulated net realized gain or loss on investments. For the year ended March 31, 2006 the reclassifications were as follows:

Fund	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Realized Gain (Loss)
Hallmark Capital Appreciation Fund	$(4,298)	$4,298	$—
Hallmark Informed Investors Growth Fund	(36,501)	36,557	(56)
Hallmark International Equity Fund	(11,866)	(42,538)	54,404
Hallmark International Small-Cap Fund	(90,993)	39,460	51,533
Hallmark Large-Cap Growth Fund	1,401	4,019	(5,420)
Hallmark Mid-Cap Growth Fund	(2,524,924)	56,855	2,468,069
Hallmark Small-Cap Growth Fund	(657,576)	657,576	—
Hallmark Strategic Growth Fund	—	—	—

The primary permanent differences causing such reclassifications include the tax treatment of currency gains and losses, return of capital distributions and the disallowance of net operating losses. Net assets of the Funds were unaffected by the reclassifications.

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Summary of Significant Accounting Policies (Continued)

Foreign Currency Translation

With respect to the Hallmark International Equity Fund and the Hallmark International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the applicable exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the applicable exchange rate on the transaction date. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date, and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from the effect of changes in the exchange rate on the value of foreign currency and other assets and liabilities denominated in foreign currencies that are held at period end.

Federal Income Taxes

It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2006, the following Funds have capital loss carryforwards as follows:

Hallmark Capital Appreciation Fund:	Amount	Expires
	$3,348,848	3/31/2010
	2,940,691	3/31/2011
$6,289,539
Hallmark Informed Investors Growth Fund:	Amount	Expires
	$1,547,548	3/31/2009
	5,048,425	3/31/2010
	536,018	3/31/2011
$7,131,991
Hallmark International Equity Fund:	Amount	Expires
	$888,269	3/31/2010
	1,376,642	3/31/2011
	203,556	3/31/2012
$2,468,467
Hallmark Large-Cap Growth Fund:	Amount	Expires
	$263,785	3/31/2009
	101,200	3/31/2010
	353,266	3/31/2011
	771,106	3/31/2012
	7,114	3/31/2013
	380,709	3/31/2014
$1,877,180
Hallmark Small-Cap Growth Fund:	Amount	Expires
	$9,897,849	3/31/2010
	9,361,824	3/31/2011
	1,873,061	3/31/2012
	764,051	3/31/2013
$21,896,785
Hallmark Strategic Growth Fund:	Amount	Expires
	$113,831	3/31/2009
	808,725	3/31/2010
	1,900,687	3/31/2011
	685,602	3/31/2012
	13,137	3/31/2013
	132,505	3/31/2014
$3,654,487

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Summary of Significant Accounting Policies (Continued)

Post-October capital losses are net capital losses from November 1, 2005 through March 31, 2006 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Capital Appreciation Fund, the Informed Investors Growth Fund and the Strategic Growth Fund had post-October losses of $191,879, $56 and $180,247, respectively, deferred at March 31, 2006. Post-October currency losses are net currency losses from November 1, 2005 through March 31, 2006 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. The International Equity Fund and International Small-Cap Fund had post-October currency losses of $34,883 and $12,995, respectively, deferred at March 31, 2006.

During the period ended March 31, 2006, the Capital Appreciation Fund, the Informed Investors Growth Fund, the International Equity Fund and the Small Cap Growth Fund utilized $506,590, $512,503, $530,847 and $2,882,522 of their capital loss carryforwards, respectively.

Bank Overdrafts

During the fiscal period, the Funds may have incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's Statement of Operations.

(2)  Investment Activity

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Fund	Aggregate Purchases	Aggregate Sales
Hallmark Capital Appreciation	$266,356	$593,925
Hallmark Informed Investors Growth Fund	951,144	1,196,704
Hallmark International Equity Fund	555,610	761,299
Hallmark International Small-Cap Fund	301,703	271,656
Hallmark Large-Cap Growth Fund	1,763,427	2,357,037
Hallmark Mid-Cap Growth Fund	3,701,817	6,055,100
Hallmark Small-Cap Growth Fund	3,117,731	7,844,836
Hallmark Strategic Growth Fund	949,173	1,018,294

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at September 30, 2006 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales.

Fund	Tax Basis Cost	Appreciation	Depreciation	Net Unrealized Appreciation / (Depreciation)
Hallmark Capital Appreciation	$2,218,600	$214,510	$(51,265)	$163,245
Hallmark Informed Investors Growth Fund	3,422,750	479,942	(68,095)	411,847
Hallmark International Equity Fund	1,106,733	181,082	(22,664)	158,418
Hallmark International Small-Cap Fund	327,897	50,834	(4,544)	46,290
Hallmark Large-Cap Growth Fund	1,474,409	77,893	(71,598)	6,295
Hallmark Mid-Cap Growth Fund	11,688,034	2,272,928	(240,474)	2,032,454
Hallmark Small-Cap Growth Fund	32,755,646	12,387,238	(4,538,415)	7,848,823
Hallmark Strategic Growth Fund	731,602	40,742	(34,608)	6,134

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Advisory Fees and Other Transactions with Affiliates

Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust, on behalf of each Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

Fund	Class R	Class I
Hallmark Capital Appreciation Fund	1.20%	0.90%
Hallmark Informed Investors Growth Fund	1.30	1.00
Hallmark International Equity Fund	1.55	1.25
Hallmark International Small-Cap Fund	1.55	1.25
Hallmark Large-Cap Growth Fund	1.20	0.90
Hallmark Mid-Cap Growth Fund	1.25	1.00
Hallmark Small Cap-Growth Fund	1.30	1.00
Hallmark Strategic Growth Fund	1.20	0.90

RMCI and the Trust have retained registered investment advisers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

RMCI pays each Sub-Adviser a fee for providing these services. RMCI may also pay a Sub-Adviser for marketing assistance. These fees are paid by RMCI and are not additional expenses of the Funds.

Effective June 1, 2006, Cambridge Financial Group, Inc. replaced Steinberg Global Asset Management, Ltd. as the sub-adviser for Hallmark Large-Cap Growth Fund and the Strategic Growth Fund (the "Funds").

Pursuant to Sub-Investment Management Agreements, for services rendered with regard to the Funds, Reserve Management Company, Inc., the Funds' investment adviser (the "Adviser"), shall pay Cambridge Financial Group, Inc. a quarterly fee equal to 0.30% (annualized) of the average daily net assets of each of the Hallmark Large-Cap Growth Fund and Hallmark Strategic Growth Fund during that calendar quarter. These fees are paid out of the comprehensive management fee received by the Adviser.

The Trust has adopted a distribution plan under Rule 12b-1 (the "Distribution Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of each Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing financial consultants at its own expense and compensating broker-dealers who provide distribution and other shareholder services for Class R shares of the Funds. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at the annual rate of 0.25% of Class R's average daily net assets of each Fund. Class I shares do not participate in the Distribution Plan. Certain Officers / Trustees of the Trust are also Officers of RMCI and RESRV.

Concentrations of Ownership

As of September 30, 2006, certain key officers of RMCI as a group owned 31.8% of Capital Appreciation Fund, 14.9% of Informed Investors Growth Fund, 21.4% of International Equity Fund, 32.2% of Large-Cap Growth Fund, 58.1% of Strategic Growth Fund and 2.7% of Small-Cap Growth Fund.

(4)  Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In the ordinary course of business, the Funds may be subject to litigation. In the opinion of the Funds' management, such litigation should not have a material effect on financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)

(5)  Capital Share Transactions

For the six months ended September 30, 2006, the capital share transactions of each Fund were as follows:

Capital Stock

	CLASS R		CLASS I
Hallmark Capital Appreciation	Shares	Amount	Shares	Amount
Sold	726	$6,010	6,070	$24,273
Reinvest	—	—	—	—
Redeemed	(28,957)	(235,154)	(25,881)	(101,230)
Net Decrease	(28,231)	$(229,144)	(19,811)	$(76,957)
	CLASS R		CLASS I
Hallmark Informed Investors Growth Fund	Shares	Amount	Shares	Amount
Sold	1,230	$15,460	5,170	$57,717
Reinvest	—	—	—	—
Redeemed	(12,823)	(132,322)	(8,729)	(96,521)
Net Decrease	(11,593)	$(116,862)	(3,559)	$(38,804)
	CLASS R		CLASS I
Hallmark International Equity Fund	Shares	Amount	Shares	Amount
Sold	373	$4,756	2,702	$29,495
Reinvest	—	—	—	—
Redeemed	(4,258)	(43,589)	(18,846)	(206,023)
Net Decrease	(3,885)	$(38,833)	(16,144)	$(176,528)
	CLASS R		CLASS I
Hallmark International Small-Cap Fund	Shares	Amount	Shares	Amount
Sold	40,146	$185,987	—	$—
Reinvest	—	—	—	—
Redeemed	(31,184)	(144,804)	—	—
Net Increase	8,962	$41,183	—	$—
	CLASS R		CLASS I
Hallmark Large-Cap Growth Fund	Shares	Amount	Shares	Amount
Sold	2,693	$24,490	10,968	$37,638
Reinvest	—	—	—	—
Redeemed	(11,158)	(106,811)	(172,741)	(597,604)
Net Decrease	(8,465)	$(82,321)	(161,773)	$(559,966)
	CLASS R		CLASS I
Hallmark Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Sold	53	$600	6,360	$2,588,539
Reinvest	—	—	—	—
Redeemed	(20,078)	(230,486)	(179,806)	(2,057,062)
Net Increase (Decrease)	(20,025)	$(229,886)	(173,446)	$531,477

NOTES TO FINANCIAL STATEMENTS (Continued)

(5)  Capital Share Transactions (Continued)

	CLASS R		CLASS I
Hallmark Small-Cap Growth Fund	Shares	Amount	Shares	Amount
Sold	23,931	$986,946	30,760	$794,034
Reinvest	—	—	—	—
Redeemed	(94,721)	(3,397,268)	(99,646)	(2,620,357)
Net Decrease	(70,790)	$(2,410,322)	(68,886)	$(1,826,323)
	CLASS R		CLASS I
Hallmark Strategic Growth Fund	Shares	Amount	Shares	Amount
Sold	93	$750	2,848	$23,627
Reinvest	—	—	—	—
Redeemed	(540)	(6,549)	(12,457)	(104,099)
Net Decrease	(447)	$(5,799)	(9,609)	$(80,472)

For the year ended March 31, 2006, the capital share transactions of each Fund were as follows:

	Class R		Class I
Hallmark Capital Appreciation Fund	Shares	Amount	Shares	Amount
Sold	1,161	$9,450	55,124	$222,107
Redeemed	(83,163)	(686,031)	(25,953)	(102,061)
Net Increase (Decrease)	(82,002)	$(676,581)	29,171	$120,046
	Class R		Class I
Hallmark Informed Investors Growth Fund	Shares	Amount	Shares	Amount
Sold	14,923	$167,318	64,318	$614,903
Redeemed	(75,526)	(835,375)	(40,276)	(358,540)
Net Increase (Decrease)	(60,603)	$(668,057)	24,042	$256,363
	Class R		Class I
Hallmark International Equity Fund	Shares	Amount	Shares	Amount
Sold	13,859	$135,094	3,382	$28,598
Redeemed	(22,909)	(223,726)	(3,456)	(30,342)
Net Decrease	(9,050)	$(88,632)	(74)	$(1,744)
	Class R		Class I
Hallmark International Small-Cap Fund	Shares	Amount	Shares	Amount
Sold	62,673	$546,533	418	$3,562
Reinvest	9,189	71,404	4,374	34,603
Redeemed	(209,862)	(1,856,977)	(17,542)	(154,696)
Net Decrease	(138,000)	$(1,239,040)	(12,750)	$(116,531)
	Class R		Class I
Hallmark Large-Cap Growth Fund	Shares	Amount	Shares	Amount
Sold	2,833	$25,471	17,186	$56,315
Reinvest	—	—	3,510	11,863
Redeemed	(20,815)	(187,369)	(427,973)	(1,431,787)
Net Decrease	(17,982)	$(161,898)	(407,277)	$(1,363,609)

NOTES TO FINANCIAL STATEMENTS (Continued)

(5)  Capital Share Transactions (Continued)

	Class R		Class I
Hallmark Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Sold	4,465	$63,282	62,527	$843,569
Reinvest	—	—	9,842	140,442
Redeemed	(14)	(200)	(114,469)	(1,562,301)
Net Increase (Decrease)	4,451	$63,082	(42,100)	$(578,290)
	Class R		Class I
Hallmark Small-Cap Growth Fund	Shares	Amount	Shares	Amount
Sold	100,042	$3,284,221	508,414	$10,665,259
Redeemed	(556,242)	(19,240,082)	(730,369)	(16,174,501)
Net Decrease	(456,200)	$(15,955,861)	(221,955)	$(5,509,242)
	Class R		Class I
Hallmark Strategic Growth Fund	Shares	Amount	Shares	Amount
Sold	3,461	$25,620	5,787	$44,292
Reinvest	—	—	1,043	8,457
Redeemed	(3,654)	(27,163)	(47,393)	(362,710)
Net Decrease	(193)	$(1,543)	(40,563)	$(309,961)

(6)  Financial Highlights (for each share outstanding throughout each period)

Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

	Class R
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,		Years Ended May 31,
	2006		2006	2005*		2004	2003	2002
Hallmark Capital Appreciation Fund
Net asset value, beginning of period	$8.35		$7.90	$8.64		$7.55	$8.43	$12.37
Increase (decrease) from investment operations
Net investment income (loss)	0.00		(0.02)	—	^^	(0.06)	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.23		0.48	(0.74)		1.15	(0.84)	(3.52)
Total from investment operations	0.23		0.46	(0.74)		1.09	(0.88)	(3.61)
Less Distributions from:
Net investment income	—		(0.01)	—		—	—	—
Net realized capital gain	—		—	—		—	—	(0.33)
Net asset value, end of period	$8.58		$8.35	$7.90		$8.64	$7.55	$8.43
Total Return	1.38%		5.77%	(8.56)%		14.44%	(10.44)%	(29.52)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$2,044		$2,226	$3,631		$4,675	$4,362	$5,364
Ratio of expenses to average net assets	1.46	%**	1.45%	1.45	%**	1.46%	1.45%	1.47%
Ratio of net investment income (loss) to average net assets	0.05	%**	(0.25)%	(0.06	)%**	(0.74)%	(0.50)%	(0.86)%
Portfolio turnover rate	11%		139%	95%		69%	105%	127%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (for each share outstanding throughout each period) (Continued)

	Class I
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,	Years Ended May 31,
	2006		2006	2005*	2004	2003	2002
Hallmark Capital Appreciation Fund
Net asset value, beginning of period	$4.05		$3.82	$4.15	$3.61	$4.01	$6.06
Increase (decrease) from investment operations
Net investment income (loss)	0.01		0.01	0.02	(0.01)	— ^^	(0.01)
Net realized and unrealized gain (loss)	0.11		0.23	(0.35)	0.55	(0.40)	(1.71)
Total from investment operations	0.12		0.24	(0.33)	0.54	(0.40)	(1.72)
Less Distributions from:
Net investment income	—		(0.01)	—	—	—	—
Net realized capital gain	—		—	—	—	—	(0.33)
Net asset value, end of period	$4.17		$4.05	$3.82	$4.15	$3.61	$4.01
Total Return	1.49%		6.18%	(7.95)%	14.96%	(9.98)%	(29.05)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$356		$427	$1,285	$1,277	$1,026	$1,201
Ratio of expenses to average net assets	0.91	%**	0.90%	0.90%**	0.91%	0.90%	0.92%
Ratio of net investment income (loss) to average net assets	0.60	%**	0.34%	0.49%**	(0.20)%	0.04%	(0.31)%
Portfolio turnover rate	11%		139%	95%	69%	105%	127%
	Class R
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,	Years Ended May 31,
	2006		2006	2005*	2004	2003	2002
Hallmark Informed Investors Growth Fund
Net asset value, beginning of period	$13.39		$11.49	$10.69	$8.50	$9.31	$10.31
Increase (decrease) from investment operations
Net investment income (loss)	(0.03)		(0.10)	0.03	(0.03)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	(0.35)		2.02	0.77	2.22	(0.77)	(0.96)
Total from investment operations	(0.38)		1.92	0.80	2.19	(0.81)	(1.00)
Less Distributions from:
Net investment income	—		(0.02)	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Net asset value, end of period	$13.01		$13.39	$11.49	$10.69	$8.50	$9.31
Total Return	(1.42)%		16.75%	7.48%	25.76%	(8.70)%	(9.70)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$3,038		$3,282	$4,748	$5,064	$4,220	$5,166
Ratio of expenses to average net assets	1.57	%**	1.56%	1.55%**	1.56%	1.55%	1.56%
Ratio of net investment income (loss) to average net assets	(0.89	)%**	(0.84)%	0.25%**	(0.22)%	(0.37)%	(0.41)%
Portfolio turnover rate	24%		116%	250%	340%	504%	356%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (for each share outstanding throughout each period) (Continued)

	Class I
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,		Years Ended May 31,
	2006		2006	2005*		2004	2003	2002
Hallmark Informed Investors Growth Fund
Net asset value, beginning of period	$11.67		$9.95	$9.22		$7.29	$7.94	$8.74
Increase (decrease) from investment operations
Net investment income (loss)	(0.01)		(0.03)	0.06		0.03	0.01	0.01
Net realized and unrealized gain (loss)	(0.29)		1.77	0.67		1.90	(0.66)	(0.81)
Total from investment operations	(0.30)		1.74	0.73		1.93	(0.65)	(0.80)
Less Distributions from:
Net investment income	—		(0.02)	—		—	—	—
Net realized capital gain	—		—	—		—	—	—
Net asset value, end of period	$11.37		$11.67	$9.95		$9.22	$7.29	$7.94
Total Return	(1.29)%		17.50%	7.92%		26.47%	(8.19)%	(9.15)%
Ratios/Supplemental Data
Net assets end of period(thousands)	$848		$917	$1,407		$1,081	$799	$893
Ratio of expenses to average net assets	1.02	%**	1.00%	1.00	%**	1.01%	1.00%	1.01%
Ratio of net investment income (loss) to average net assets	(0.34	)%**	(0.28)%	0.80	%**	0.34%	0.18%	0.14%
Portfolio turnover rate	24%		116%	250%		340%	504%	356%
	Class R
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,		Years Ended May 31,
	2006		2006	2005*		2004	2003	2002
Hallmark International Equity Fund
Net asset value, beginning of period	$13.11		$10.44	$9.54		$8.21	$9.73	$12.00
Income from investment operations
Net investment income (loss)	(0.01)		(0.02)	(0.06)		— ^^	(0.02)	(0.12)
Net realized and unrealized gain (loss)	(0.50)		2.69	0.96		1.33	(1.50)	(1.86)
Total from investment operations	(0.51)		2.67	0.90		1.33	(1.52)	(1.98)
Less distributions from net realized capital gain	—		—	—		—	—	(0.29)
Net asset value, end of period	$12.60		$13.11	$10.44		$9.54	$8.21	$9.73
Total Return	(2.06)%		25.57%	9.43%		16.20%	(15.62)%	(16.48)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$1,072		$1,167	$1,649		$1,593	$1,382	$4,630
Ratio of expenses to average net assets	1.81	%**	1.80%	1.80	%**	1.88%	1.83%	1.84%
Ratio of net investment income (loss) to average net assets	(0.09	)%**	(0.20)%	(0.71	)%**	0.02%	(0.22)%	(0.55)%
Portfolio turnover rate	40%		113%	74%		180%	98%	112%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (for each share outstanding throughout each period) (Continued)

	Class I
	Period Ended September 30,	Year Ended March 31,	Period Ended		May 31,
	2006	2006	2005*		2004		2003	2002
Hallmark International Equity Fund
Net asset value, beginning of period	$11.20	$8.87	$8.07		$6.91		$8.19	$10.13
Income from investment operations
Net investment income (loss)	0.04	0.03	(0.01)		0.05		(0.01)	— ^^
Net realized and unrealized gain (loss)	(0.44)	2.30	0.81		1.11		(1.27)	(1.65)
Total from investment operations	(0.40)	2.33	0.80		1.16		(1.28)	(1.65)
Less distributions from:
Net investment income	—	—	—		—		—	—
Net realized capital gain	—	—	—		—		—	(0.29)
Total distributions	—	—	—		—		—	(0.29)
Net asset value, end of period	$10.80	$11.20	$8.87		$8.07		$6.91	$8.19
Total Return	(1.92)%	26.27%	9.91%		16.79%		(15.63)%	(16.26)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$210	$401	$474		$432		$352	$3,835
Ratio of expenses to average net assets	1.26%**	1.25%	1.25	%**	1.34%		1.29%	1.29%
Ratio of net investment income (loss) to average net assets	0.46%**	0.34%	(0.16	)%**	0.57%		(0.20)%	0.06%
Portfolio turnover rate	40%	113%	74%		180%		98%	112%
	Class R
	Period Ended September 30,	Year Ended March 31,	Period Ended March 31,		Years Ended May 31,
	2006	2006	2005*		2004		2003	2002
Hallmark International Small-Cap Fund
Net asset value, beginning of period	$4.78	$7.53	$8.47		$7.53		$7.95	$7.32
Income from investment operations
Net investment income (loss)	0.00	(0.03)	(0.06)		(0.02)		0.05	0.01
Net realized and unrealized gain (loss)	(0.23)	1.60	0.59		1.26		(0.47)	0.62
Total from investment operations	(0.23)	1.57	0.53		1.24		(0.42)	0.63
Less distributions from:
Net realized capital gain	—	(3.00)	(1.47)		(0.30)		—	—
Return of capital	—	(1.32)	—		—		—	—
Total distribution	—	(4.32)	—		—		—	—
Net asset value, end of period	$4.55	$4.78	$7.53		$8.47		$7.53	$7.95
Total Return	(2.41)%	28.91%	5.85%		16.13%		(5.28)%	8.61%
Ratios/Supplemental Data
Net assets end of period (thousands)	$269	$245	$340		$1,550		$883	$194
Ratio of expenses to average net assets	1.80%**	1.80%	1.83	%**	1.83	%+++	1.80%	1.81%
Ratio of net investment income (loss) to average net assets	0.07%**	(0.51)%	(0.25	)%**	(0.02)%		1.74%	0.12%
Portfolio turnover rate	73%	129%	252%		360%		141%	155%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (for each share outstanding throughout each period) (Continued)

	Class I
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,	Years Ended May 31,
	2006		2006	2005*	2004		2003	2002
Hallmark International Small-Cap Fund
Net asset value, beginning of period	$4.99		$7.70	$8.57	$7.57		$7.95	$7.28
Income from investment operations
Net investment income (loss)	0.01		0.01	0.03	0.01		0.05	0.05
Net realized and unrealized gain (loss)	(0.24)		1.60	0.57	1.29		(0.43)	0.62
Total from investment operations	(0.23)		1.61	0.60	1.30		(0.38)	0.67
Less distributions from:
Net realized capital gain	—		(3.00)	(1.47)	(0.30)		—	—
Return of capital	—		(1.32)	—	—		—	—
Total distribution	—		(4.32)	—	—		—	—
Net asset value, end of period	$4.76		$4.99	$7.70	$8.57		$7.57	$7.95
Total Return	(2.31)%		29.14%	6.67%	16.85%		(4.78)%	9.20%
Ratios/Supplemental Data
Net assets end of period (thousands)	$116		$122	$207	$340		$166	$175
Ratio of expenses to average net assets	1.26	%**	1.26%	1.28%**	1.27	%+++	1.25%	1.26%
Ratio of net investment income (loss) to average net assets	0.61	%**	0.14%	0.30%**	0.48%		0.70%	0.68%
Portfolio turnover rate	73%		129%	252%	360%		141%	155%
	Class R
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,	Years Ended May 31,
	2006		2006	2005*	2004		2003	2002
Hallmark Large-Cap Growth Fund
Net asset value, beginning of period	$9.47		$8.93	$9.01	$7.60		$8.38	$11.06
Income from investment operations
Net investment (loss) income	(0.00)		0.02	0.03	—	^^	— ^^	(0.05)
Net realized and unrealized gain (loss)	(0.10)		0.60	(0.11)	1.41		(0.78)	(2.63)
Total from investment operations	(0.10)		0.62	(0.08)	1.41		(0.78)	(2.68)
Less distributions from:
Net investment income	—		(0.08)	—	—		—	—
Net realized capital gain	—		—	—	—		—	—
Total distribution	—		(0.08)	—	—		—	—
Net asset value, end of period	$9.37		$9.47	$8.93	$9.01		$7.60	$8.38
Total Return	(0.53)%		6.96%	(0.89)%	18.55%		(9.31)%	(24.23)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$1,157		$1,250	$2,269	$2,452		$2,193	$2,790
Ratio of expenses to average net assets	1.46	%**	1.46%	1.45%**	1.45%		1.45%	1.46%
Ratio of net investment income (loss) to average net assets	(0.08	)%**	0.20%	0.47%**	—	%++	(0.06)%	(0.53)%
Portfolio turnover rate	103%		63%	44%	58%		63%	99%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (for each share outstanding throughout each period) (Continued)

	Class I
	Period Ended September 30,	Year Ended March 31,	Period Ended March 31,	Years Ended May 31,
	2006	2006	2005*	2004	2003	2002
Hallmark Large-Cap Growth Fund
Net asset value, beginning of period	$3.48	$3.26	$3.29	$2.77	$3.03	$3.98
Income from investment operations
Net investment income (loss)	0.01	0.03	0.04	0.01	0.01	— ^^
Net realized and unrealized gain (loss)	(0.05)	0.22	(0.06)	0.51	(0.27)	(0.95)
Total from investment operations	(0.04)	0.25	(0.02)	0.52	(0.26)	(0.95)
Less distributions from:
Net investment income	—	(0.03)	(0.01)	— ^^	—	—
Net realized capital gain	—	—	—	—	—	—
Total distribution	—	(0.03)	(0.01)	— ^^	—	—
Net asset value, end of period	$3.44	$3.48	$3.26	$3.29	$2.77	$3.03
Total Return	(0.58)%	7.67%	(0.62)%	18.95%	(8.58)%	(23.87)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$334	$903	$1,576	$2,932	$1,021	$1,374
Ratio of expenses to average net assets	0.92%**	0.90%	0.90%**	0.90%	0.90%	0.91%
Ratio of net investment income (loss) to average net assets	0.46%**	0.75%	0.99%**	0.58%	0.50%	0.05%
Portfolio turnover rate	103%	63%	44%	58%	63%	99%

	Class R
	Period Ended September 30, 2006		Year Ended' March 31, 2006	Period Ended March 31, 2005***
Hallmark Mid-Cap Growth Fund
Net asset value, beginning of period	$11.73		$14.13	$14.01
Income from investment operations
Net investment loss	(0.19)		(0.11)	(0.01)
Net realized and unrealized gain (loss)	(0.13)		1.93	0.13
Total from investment operations	(0.32)		1.82	0.12
Less distributions from:
Net realized capital gain	—		(2.01)	—
Return of capital	—		(2.21)	—
Total distribution	—		(4.22)	—
Net asset value, end of period	$11.41		$11.73	$14.13
Total Return	(1.37)%		15.30%	0.86%
Ratios/Supplemental Data
Net assets end of period (thousands)	$115		$353	$63
Ratio of expenses to average net assets	1.53	%**	1.50%	1.46	%**
Ratio of net investment loss to average net assets	(0.86	)%**	(0.80)%	(0.80	)%**
Portfolio turnover rate	25%		68%	43%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (for each share outstanding throughout each period) (Continued)

	Class I##
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,		Years Ended April 30,
	2006		2006	2005#		2004	2003	2002
Hallmark Mid-Cap Growth Fund
Net asset value, beginning of period	$11.73		$14.07	$13.07		$10.12	$12.14	$13.23
Income from investment operations
Net investment loss	(0.02)		(0.04)	(0.08)		(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	(0.27)		1.92	1.21		3.04	(1.94)	(0.46)
Total from investment operations	(0.29)		1.88	1.13		2.95	(2.02)	(0.54)
Less distributions from:
Net realized capital gain	—		(2.01)	(0.13)		—	—	(0.55)
Return of capital	—		(2.21)	—		—	—	—
Total distribution	—		(4.22)	—		—	—	—
Net asset value, end of period	$11.44		$11.73	$14.07		$13.07	$10.12	$12.14
Total Return	(1.24)%		15.86%	8.63%		29.15%	(16.64)%	(3.99)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$13,739		$16,073	$16,063		$15,480	$11,361	$12,653
Ratio of expenses to average net assets
Before expense reimbursement	—		N/A	1.73	%**	2.05%	2.31%	2.14%
After expense reimbursement	1.01	%**	1.00%	1.27	%**	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	(0.35	)%**	(0.33)%	(0.61	)%**	(0.74)%	(0.80)%	(0.73)%
Portfolio turnover rate	25%		68%	43%		46%	37%	63%
	Class R
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,		Years Ended May 31,
	2006		2006	2005*		2004	2003	2002
Hallmark Small-Cap Growth Fund
Net asset value, beginning of period	$45.57		$35.58	$34.45		$26.46	$30.85	$38.01
Income from investment operations
Net investment loss	(0.30)		(0.59)	(0.53)		(0.51)	(0.37)	(0.46)
Net realized and unrealized gain (loss)	(4.97)		10.58	1.66		8.50	(4.02)	(6.70)
Total from investment operations	(5.27)		9.99	1.13		7.99	(4.39)	(7.16)
Less distributions from net realized gains	—		—	—		—	—	—
Net asset value, end of period	$40.30		$45.57	$35.58		$34.45	$26.46	$30.85
Total Return	(5.80)%		28.08%	3.28%		30.20%	(14.23)%	(18.84)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$25,598		$32,129	$32,770		$47,449	$39,980	$54,139
Ratio of expenses to average net assets	1.56	%**	1.55%	1.55	%**	1.55%	1.55%	1.56%
Ratio of net investment (loss) to average net assets	(1.48	)%**	(1.49)%	(1.49	)%**	(1.50)%	(1.47)%	(1.36)%
Portfolio turnover rate	7%		15%	10%		24%	14%	25%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (for each share outstanding throughout each period) (Continued)

	Class I
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,		Years Ended May 31,
	2006		2006	2005*		2004	2003	2002
Hallmark Small-Cap Growth Fund
Net asset value, beginning of period	$28.84		$22.40	$21.62		$16.51	$19.14	$23.46
Income from investment operations
Net investment loss	(0.12)		(0.24)	(0.24)		(0.20)	(0.13)	(0.18)
Net realized and unrealized gain (loss)	(3.14)		6.68	1.02		5.31	(2.50)	(4.14)
Total from investment operations	(3.26)		6.44	0.78		5.11	(2.63)	(4.32)
Less distributions from net realized capital gain	—		—	—		—	—	—
Net asset value, end of period	$25.58		$28.84	$22.40		$21.62	$16.51	$19.14
Total Return	(5.67)%		28.75%	3.61%		30.95%	(13.74)%	(18.41)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$15,008		$18,905	$16,743		$20,960	$15,416	$17,312
Ratio of expenses to average net assets	1.01	%**	1.00%	1.00	%**	1.00%	1.00%	1.01%
Ratio of net investment loss to average net assets	(0.93	)%**	(0.94)%	(0.93	)%**	(0.95)%	(0.92)%	(0.80)%
Portfolio turnover rate	7%		15%	10%		24%	14%	25%
	Class R
	Period Ended September 30,		Year Ended March 31,	Period Ended March 31,		Years Ended May 31,
	2006		2006	2005*		2004	2003	2002
Hallmark Strategic Growth Fund
Net asset value, beginning of period	$8.18		$7.63	$7.37		$6.43	$6.82	$9.50
Income from investment operations
Net investment income (loss)	(0.01)		(0.02)	0.01		(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	(0.05)		0.73	0.25		0.96	(0.37)	(2.63)
Total from investment operations	(0.06)		0.71	0.26		0.94	(0.39)	(2.68)
Less distributions from net investment income	—		(0.16)	—		—	—	—
Net asset value, end of period	$8.12		$8.18	$7.63		$7.37	$6.43	$6.82
Total Return	(0.37)%		8.42%	3.53%		14.62%	(5.72)%	(28.21)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$491		$498	$1,010		$977	$885	$1,023
Ratio of expenses to average net assets	1.46	%**	1.50%	1.45	%**	1.47%	1.46%	1.46%
Ratio of net investment income (loss) to average net assets	(0.22	)%**	(0.17)%	0.12	%**	(0.23)%	(0.25)%	(0.65)%
Portfolio turnover rate	125%		28%	21%		14%	6%	14%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (for each share outstanding throughout each period) (Continued)

	Class I
	Period Ended September 30,	Year Ended March 31,	Period Ended March 31,	Years Ended May 31,
	2006	2006	2005*	2004	2003	2002
Hallmark Strategic Growth Fund
Net asset value, beginning of period	$8.40	$7.80	$7.52	$6.53	$6.89	$9.57
Income from investment operations
Net investment income (loss)	0.01	0.03	0.05	0.04	0.02	— ^^
Net realized and unrealized gain (loss)	(0.04)	0.66	0.25	0.97	(0.38)	(2.66)
Total from investment operations	(0.03)	0.69	0.30	1.01	(0.36)	(2.66)
Less distribution from net investment income	—	(0.09)	(0.02)	(0.02)	—	(0.02)
Net asset value, end of period	$8.37	$8.40	$7.80	$7.52	$6.53	$6.89
Total Return	(0.18)%	8.91%	3.98%	15.36%	(5.22)%	(27.82)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$254	$338	$3,011	$3,207	$3,276	$4,807
Ratio of expenses to average net assets	0.91%**	0.91%	0.90%**	0.92%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets	0.33%**	0.34%	0.67%**	0.32%	0.29%	(0.10)%
Portfolio turnover rate	125%	28%	21%	14%	6%	14%

*  For the period from June 1, 2004 to March 31, 2005 (Note 1).

**  Annualized.

***  For the period from January 10, 2005 (Commencement of Class R Operations) to September 30, 2005.

++  Amount rounds to less than 0.005%.

+++  The ratios of expenses to average net assets for Hallmark International Small-Cap Fund in the financial highlights for the year ended May 31, 2004 have been restated from 2.05% to 1.83% for the Class R shares and from 1.49% to 1.27% for the Class I shares in order to correct for an error in the calculation.

^^  Amount rounds to less than $0.005 per share.

#  For the period from May 1, 2004 to September 30, 2005 (Note 1).

##  The financial information shown above reflects the inclusion of operating history of the Segall Bryant & Hamill Mid Cap Growth Fund prior to January 4, 2005.

(7)  Other Matters

Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including having already obtained Board approval and seeking shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Funds.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at April 1, 2006 and held for the entire six-month period ending September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period*
Capital Appreciation Class R
Actual	$1,000.00	$1,006.92	$7.32
Hypothetical	$1,000.00	$1,017.24	$7.69

*  Expenses are equal to the Fund's annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Capital Appreciation Class I
Actual	$1,000.00	$1,007.47	$4.56
Hypothetical	$1,000.00	$1,020.14	$4.79

*  Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Informed Investors Growth Class R
Actual	$1,000.00	$992.88	$7.87
Hypothetical	$1,000.00	$1,016.66	$8.27

*  Expenses are equal to the Fund's annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Informed Investors Growth Class I
Actual	$1,000.00	$993.53	$5.11
Hypothetical	$1,000.00	$1,019.56	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

International Equity Class R
Actual	$1,000.00	$989.67	$9.07
Hypothetical	$1,000.00	$1,015.40	$9.53

*  Expenses are equal to the Fund's annualized expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period*
International Equity Class I
Actual	$1,000.00	$990.37	$6.32
Hypothetical	$1,000.00	$1,018.30	$6.63

*  Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

International Small-Cap Class R
Actual	$1,000.00	$987.92	$9.02
Hypothetical	$1,000.00	$1,015.45	$9.48

*  Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

International Small-Cap Class I
Actual	$1,000.00	$988.42	$6.32
Hypothetical	$1,000.00	$1,018.30	$6.63

*  Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Large-Cap Growth Class R
Actual	$1,000.00	$997.34	$7.32
Hypothetical	$1,000.00	$1,017.24	$7.69

*  Expenses are equal to the Fund's annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Large-Cap Growth Class I
Actual	$1,000.00	$997.09	$4.61
Hypothetical	$1,000.00	$1,020.09	$4.84

*  Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Mid-Cap Growth Class R
Actual	$1,000.00	$993.13	$7.67
Hypothetical	$1,000.00	$1,016.88	$8.05

*  Expenses are equal to the Fund's annualized expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Mid-Cap Growth Class I
Actual	$1,000.00	$993.78	$5.06
Hypothetical	$1,000.00	$1,019.61	$5.32

*  Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Small-Cap Growth Class R
Actual	$1,000.00	$970.92	$7.82
Hypothetical	$1,000.00	$1,016.72	$8.21

*  Expenses are equal to the Fund's annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Small-Cap Growth Class I
Actual	$1,000.00	$971.57	$5.06
Hypothetical	$1,000.00	$1,019.61	$5.32

*  Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period*
Strategic Growth Class R
Actual	$1,000.00	$998.14	$7.32
Hypothetical	$1,000.00	$1,017.06	$7.87

*  Expenses are equal to the Fund's annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Strategic Growth Class I
Actual	$1,000.00	$999.10	$4.56
Hypothetical	$1,000.00	$1,020.14	$4.79

*  Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's sub-adviser. Each sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Funds' investment adviser, RMCI, receives periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge upon request on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS
AND SUB-INVESTMENT MANAGEMENT AGREEMENTS

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMCI and each Fund's Sub-Investment Management Agreement between RMCI, the Trust and each of Trainer, Wortham & Company, Inc., Pinnacle Associates Ltd., Cambridge Financial Group, Inc., Roanoke Asset Management Corp., and Segall Bryant & Hamill Investment Counsel (each, a "Subadviser"). Prior to the meeting, the Board received and considered a variety of information relating to the Investment Management Agreements and the Sub-Investment Management Agreements, RMCI and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. At a meeting held on May 18, 2006, the Board initially approved the Sub-Investment Management Agreement with Cambridge Financial Group, Inc. ("Cambridge Financial") with respect to certain Funds noted below. The Board reviewed and considered substantially the same information that was provided by RMCI to the Board prior to its May 18, 2006 meeting in renewing the Sub-Investment Management Agreement with Cambridge Financial. At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders. In addition, while the Agreements of the Funds were considered at the same Board meeting, the Board considered each Fund's investment advisory and subadvisory relationships separately. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements and Sub-Investment Management Agreement, subject to RMCI recommending a plan of action for these Funds. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI and each Subadviser. The Board considered the background and experience of RMCI's management and RMCI's ability to supervise each Subadviser's investment program. The Board also considered the expertise of the personnel of each Subadviser with regard to investing in the type of securities in which the applicable Fund invests. The Board considered RMCI's compliance and control functions for the Funds. The Board also considered RMCI's efforts to increase assets and improve the performance of the Funds, including the retention of Cambridge Financial as Subadviser to the Large-Cap Growth Fund and the Strategic Growth Fund as of June 1, 2006. The Board noted RMCI's representation that it will prepare a plan of action in connection with the certain underperforming Funds. The Trustees concluded that each Fund was reasonably likely to benefit from the continued services of RCMI provided under each Investment Management Agreement and by each Subadviser under its Sub-Investment Management Agreement.

Investment Performance

The Board reviewed each Fund's performance and reviewed various comparative data provided to them. In this connection, the Board considered the Fund's (on class-by-class basis) performance relative to their primary benchmarks and other funds considered to be in their peer groups. The Board considered whether each Fund outperformed or underperformed its peer group and primary benchmark and the reasons for each Fund's performance. Although the Board noted that the performance of certain Funds was unsatisfactory, the Board considered RCMI's representation that it was preparing an action plan to address the underperformance of these Funds.

With respect to the Capital Appreciation Fund, the Board considered that the performance of each share class of the Fund trailed its primary benchmark for the 1, 5 and 10 year (and/or since inception) periods, but outperformed the benchmark for the 3 year period. With respect to International Equity Fund, the Board considered that each share class outperformed the primary benchmark for the 1 and 3 year periods and since inception for the Class R shares and each share class trailed the benchmark for the 5 year period and since inception for the Class I shares. With respect to the Informed Investors Growth Fund, the Board considered that (a) the Class R shares outperformed the primary benchmark index for the 1 and 3 year periods and since the inception of the class but trailed the benchmark for the 5 and 10 year periods and (b) the Class I shares outperformed the primary benchmark for the 1, 3 and 5 year periods and since the inception of the class but trailed the benchmark for the 10 year period. With respect to the International Small-Cap Fund, the Board considered that the performance of each Fund share class trailed its primary benchmark for the 1, 3, 5 and 10 year (and/or since inception) periods. With respect to the Large-Cap Growth Fund, the Board considered that each share class outperformed the Fund's primary benchmark for the 3, and 5 year periods but trailed the benchmark for the 1 year period and since the inception date of each Fund's share class. With respect to the Mid-Cap Growth Fund, the Board considered that (a) the Class R shares trailed the primary benchmark for the 1 year period and since inception and (b) the Class I shares trailed the primary benchmark for the 1 and 5 year periods and since inception but outperformed the benchmark for the 3 year period. With respect to the Small-Cap Growth Fund, the Board considered that each share class of the Fund outperformed its benchmark for 3 and 10 year periods (and/or since inception), but trailed the primary benchmark for the 1 and 5 year period. With respect to the Strategic Growth Fund, the Board considered that (a) Class R shares trailed the primary benchmark for the 1, 3, 5 year periods and since the inception date of the share class and (b) Class I shares trailed the primary benchmark for the 1 year period and since inception, but outperformed the benchmark for the 3 and 5 year periods.

With respect to the Capital Appreciation Fund, the Board considered that the performance of the share classes of the Fund trailed most their peers for the 1 year period and all of their peers for the 3, 5 and 10 year periods. With respect to the Informed Investors Funds, the Board considered that the Fund's performance trailed a majority of its peers for the 1 and 3 year periods and all of its peers for the 5 year period. With respect to the International Fund, the Board considered that the Fund's performance trailed a majority of its peers for the 1, 3, 5 and 10 year periods. With respect to the International Small-Cap Fund, the Board considered that its performance trailed most of its peers for the 1 year period and all of its peers for the 3 and 5 year periods. With respect to the Large-Cap Growth Fund, the Board considered that the Fund's performance trailed its peers for the 1 and 3 year periods and trailed most of its peers for the 5 year period. With respect to the Mid-Cap Growth Fund, the Board considered that Fund's performance trailed most of its peers for the 1 year period, all of its peers for the 3 year period and many of its peers for the 5 year period. With respect to the Small-Cap Growth Fund, the Board considered that the Fund outperformed a majority of its peers for the 1 and 3 year periods but trailed a majority of its peers for the 5 year period. With respect to the Strategic Growth Fund, the Board considered that the Fund's performance trailed a majority of its peers for the 1 and 3 year periods and trailed all of its peers for the 5 year period.

Comparative Fee and Expenses

The Board reviewed and considered the advisory fee portion payable to RMCI under each "Comprehensive Fee" Investment Management Agreement, which encompasses many of the services necessary for the operation of the Funds, and the fee payable to the Subadvisers under each Sub-Investment Management Agreement. In this connection, the Board received information comparing each Fund's management fee and expense ratio to funds with similar investment objectives and policies and of comparable size. In evaluating the information, the Board considered the small size of the Funds and their correspondingly high administrative and operating costs. The Board also considered the extent to which RMCI waived fees and/or assumed expenses in order to maintain expense ratios at prescribed levels, where applicable. Based upon their review, the Trustees concluded that the advisory fee payable under each Investment Management Agreement and the sub-advisory fee payable under each Sub-Investment Management Agreement were reasonable.

Profitability

The Board received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Board concluded that any profits realized with respect to each Fund were reasonable in light of the nature, extent and quality of services provided and expected to be provided under the Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Board considered the small asset base of each Fund and the limited likelihood of any Fund achieving economies of scale. The Board also considered the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Board concluded that the absence of breakpoints was reasonable.

Other Benefits

The Board concluded the RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements and the Sub-Investment Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed us that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Funds' financial statements as of May 31, 2004 and March 31, 2005. Such report did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the period ended March 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the period ended March 31, 2005 and through September 29, 2005 none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred. As part of its report dated May 31, 2005 filed as an exhibit to the Funds' Form N-SAR PricewaterhouseCoopers, LLP advised management that management had not maintained effective internal control over the calculation and reporting of the Funds' "Financial Highlights" included in the annual report for March 31, 2005.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

The Funds provided PricewaterhouseCoopers, LLP with a copy of these disclosures and PricewaterhouseCoopers.,LLP has furnished the Funds with a letter addresses to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's Form N-SAR.

Item 2.        Code of Ethics.

Not applicable to semi-annual reports.

Item 3.        Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.        Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.    Controls and Procedures.

(a)                Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officer (principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)               There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.      Exhibits.

(a) (1)          Certification of chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)               Certification of chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hallmark Equity Series Trust

Date:   December 7, 2006

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer (Principal Executive Officer)

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:   December 7, 2006

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

By:	/s/ Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer